COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

We are involved in certain legal proceedings that arise from time to time in the ordinary course of our business. Except for income tax contingencies, we record accruals for contingencies to the extent that our management concludes that the occurrence is probable and that the related amounts of loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. There is no current or pending litigation of any kind.

Consulting Agreements

Cataldo Consulting Services Agreement

Effective as of September 1, 2022, we entered into a consulting agreement with Cataldo Consulting, a strategic business consulting firm (“Cataldo Consulting”). Mr. Cataldo is the owner of Cataldo Consulting. The agreement had an initial term of four months, expiring December 31, 2022, and continues on a month-to-month basis thereafter. Under the consulting agreement, Mr. Cataldo agreed to serve as Chairperson of our board of directors and as our Chief Executive Officer. In consideration for the foregoing consulting services, we agreed to pay Cataldo Consulting $30,000 per month. We also agreed to issue Cataldo Consulting a stock grant equal to ten percent (10%) (calculated exclusive of Cataldo Consulting’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. We expect to make such grant in connection with this offering. In February 2025, we and Cataldo Consulting agreed to cease making cash payments under the Cataldo Consulting agreement. We expect to restart payment when we have sufficient capital.

Emmes Group Consulting LLC Services Agreement

Effective as of September 1, 2022, we entered into a consulting agreement with Emmes Group Consulting LLC, a strategic business consulting firm (“Emmes Consulting”). Mr. Schroeder is an Executive Vice President and Managing Director of Emmes Consulting and the Emmes Group, Inc. The agreement had an initial term of four months, expiring December 31, 2022, and continues on a month-to-month basis thereafter. Under the consulting agreement, Mr. Schroeder agreed to serve as our President, Chief Financial Officer, Chief Scientific Officer, and Chief Clinical Development Officer. In consideration for the foregoing consulting services, we agreed to pay Emmes Consulting $30,000 per month. We also agreed to issue Emmes Consulting a stock grant equal to ten percent (10%) (calculated exclusive of Emmes Consulting’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. We expect to make such grant in connection with this offering. In February 2025, we and Emmes Consulting agreed to cease making cash payments under the Emmes Consulting agreement. We expect to restart payment when we have sufficient capital.

Research and Development Agreements

University of Miami

We, as a licensee, are a party to an exclusive and non-exclusive worldwide license agreement with the University of Miami for the treatment of glaucoma and other diseases involving dysfunction of the Eph receptor. Eph receptors (EphA/EphB) comprise the largest known family of receptor tyrosine kinases, with at least 14 members in mammals. Signaling by the Eph receptor and its corresponding peptides agonists ephrin A and ephrin B peptides is critical for normal formation of the optic pathway. Reverse signaling by EphB acting as guidance cues helps direct retinal axons to the optic disc and out of the eye. Forward signaling through EphB1, which is expressed specifically by ipsilateral projecting retinal axons, and its ligand ephrinB2 at the chiasmatic midline directs the hemispheric routing of the axons at the optic chiasm. Finally, in the target, EphA/ephrinA and EphB/ephrinB control the organization of the axons into topographic maps along the anterior-posterior and medial-lateral axes, respectively. Disruption of the Eph receptor signaling pathway occurs in glaucoma. It is hoped that EIR-1003 will help to restore normal function of the Eph receptor signaling pathway, and will provide neuroprotection to the retinal ganglion cells (RGC) of the optic nerve and thereby help to modulate the effects of glaucoma.

We are presently advancing EIR-1003 in enabling animal toxicology studies, and beginning drug product manufacturing in accordance with Good Manufacturing Procedures (GMP) with the goal of filing an Investigational New Drug Application (IND) with the U.S. Food and Drug Administration (FDA) seeking authorization to proceed with a Phase 1 clinical study in human glaucoma patients.

Under the terms of the license agreement, the University of Miami is to receive a $75,000 cash license fee of which $25,000 was paid and expensed in December 2022 with the balance of $50,000 owed within 18 months of the effective date of the license agreement (December 1, 2022) unless the license agreement is terminated. The $50K was originally recorded as a contingent liability upon signing of the license agreement. The $50K has since been paid and duly recorded as such. The University of Miami also received a license fee in the form of equity totaling 1,187,500 shares of our common stock valued at $593,750 which was recorded in December 2022. The University of Miami will receive annual minimum royalty payments of $10,000 per year for the years prior to the first offer of sale of a licensed product, and $50,000 per year thereafter until expiration or termination of the agreement. In February, 2024, we were billed for the $10,000 one-year anniversary minimum royalty fee and we paid it. In June, 2024 we were billed for the additional $50,000 remaining on the license fee and we paid it. In February 2025 we were billed for the $10,000 one-year anniversary minimum royalty fee and recorded the payable as of December 31, 2024. Upon receipt of regulatory approval, the University of Miami will receive royalties ranging from 2% - 5% based on sales of licensed products. The University of Miami also received reimbursement of accrued patent costs of $6,450 which was paid and expensed in December 2022. During the development of EIR-1003, the University of Miami will receive payments totaling $4.4 million based upon the successful completion of certain product development milestones. The Company has the right to sublicense third parties, and upon which shall pay the University of Miami 20% of all non-royalty sublicensing fees earned.

The Company shall have the right to terminate this agreement upon ninety (90) days prior written notice to the University of Miami. The University of Miami and the Company shall have the right to terminate this agreement if the other party commits a material breach of an obligation under this agreement and fails to cure any such breach within (a) thirty (30) days of the due date to make a payment by us as set forth in this agreement, or (b) sixty (60) for all other breaches from date of receipt of written notice from the non-breaching party. A material breach shall include but not be limited to the following: (i) failure to deliver to the University of Miami any payment at the time such payment is due under this agreement, (ii) failure to meet or achieve the milestone schedule (iii) failure to possess and maintain required coverage, and (iv) delivery of a false report to the University of Miami. Such termination shall be effective upon further written notice to the breaching party after failure by the breaching party to cure.

The license and rights granted in this agreement have been granted on the basis of the special capability of us to perform research and development work leading to the manufacture and marketing of the licensed product(s) and/or licensed process(es). The University of Miami may terminate this agreement upon notice to us if the Company becomes insolvent, is adjudged bankrupt, applies for judicial or extra-judicial settlement with its creditors, makes an assignment for the benefit of its creditors, voluntarily files for bankruptcy or has a receiver or trustee (or the like) in bankruptcy appointed by reason of its insolvency, or in the event an involuntary bankruptcy action is filed against us and not dismissed within ninety (90) days, or if we become the subject of liquidation or dissolution proceedings or otherwise discontinues business. The University of Miami may terminate this agreement immediately if we or any of our subsidiaries or affiliates directly or indirectly initiates or prosecutes any lawsuit or any other civil or administrative proceeding, or the making of any claim or counterclaim, of any kind in any court, tribunal, agency, or governmental entity anywhere in the world challenging the validity or enforceability of the patent rights licensed to it under this agreement.

Cornell University

In January 2023 we entered into an exclusive and non-exclusive worldwide license agreement with Cornell University for the treatment of the atrophic (dry) form of macular degeneration and other diseases involving dysfunction of the lysosome.

Lipofuscin is an indigestible mixture of fluorescent crosslinked proteins and lipids that accumulates in the lysosomes of many nondividing cells. Its composition varies with the tissue analyzed. Retinal lipofuscin differs from other lipofuscins in that it is mostly lipid-bisretinoids with almost no proteins. However, retinal lipofuscin also presents a number of characteristics that make it indistinguishable from conventional lipofuscin granules. Specifically, (a) it is an indigestible material that fills irreversibly the lumen of lysosomes and affect their degradative, sensing and signaling functions; (b) it causes lysosomal swelling, linked to increased susceptibility to rupture; (c) it triggers inflammation indicative of low-level lysosomal disruption; (d) retinal lipofuscin is also an auto fluorescent pigment that serves as biomarker of aging; and, (e) it is considered toxic waste. Retinal lipofuscin accumulates in the retinal pigment epithelium (RPE), a single layer of epithelial cells that separates the neuroretina from the choroidal blood vessels. RPE cells are long lived, do not divide, and each cell is responsible for the phagocytic removal of massive amounts of waste, daily produced by its numerous overlying photoreceptors. This incessant and endless clearance demand predisposes the RPE to experience buildups of lipofuscin with time. The progressive accumulation of lipofuscin with age or its fast accumulation through genetic mutations may lead to primary RPE cell death and secondary death of photoreceptors, a phenotype found respectively in atrophic Age-related Macular Degeneration and Stargardt disease.

We are presently advancing E-0205 in enabling animal toxicology studies, and beginning drug product manufacturing in accordance with Good Manufacturing Procedures (GMP) with the goal of filing an Investigational New Drug Application (IND) with the U.S. Food and Drug Administration (FDA) seeking authorization to proceed with a Phase 1 clinical study in atrophic (dry) macular degeneration patients.

Under the terms of the license agreement, Cornell University received a $25,000 cash license fee which was paid and expensed in February 2023. Cornell University also received a license fee in the form of equity totaling 1,236,979 shares of our common stock valued at $618,490 which was expensed in February 2023. Upon receipt of regulatory approval, Cornell University will receive royalties ranging from 1% - 6% based on sales of licensed products and subject to minimum annual royalties as defined in the licensing agreement. Beginning the calendar year of commercial sales of the first licensed product by the Company, an Affiliate or a Sublicensee and if the total earned royalties paid by the Company to Cornell in any such year cumulatively are less than the applicable minimum annual royalty of $250,000 in the first year, $500,000 in the second through fourth years, and $1,000,000 in the fifth year and beyond, then the Company shall pay to Cornell on or before March 31 following such year the difference between the applicable minimum annual royalty and the total earned royalty paid by the Company in that year. Cornell University also will receive reimbursement of accrued patent costs totaling $54,725 to be paid in 4 equal quarterly installments commencing on the effective date of the agreement. During the development of EIR-0205, Cornell University will receive payments totaling $9.5 million based upon the successful completion of certain product development milestones. The Company will pay Cornell a license maintenance fee equal to $5,000 on the first anniversary date, $10,000 on the second anniversary date, $15,000 on the third anniversary dates, $25,000 on the fourth anniversary date, $50,000 on the fifth anniversary date, and $75,000 on the sixth anniversary date and every anniversary date thereafter until commencement of product sales. In January 2024 we were billed, and we paid the first anniversary license maintenance fee of $5,000. In September 2025, we were billed for the second anniversary license maintenance fee of $10,000.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

We may be involved in certain legal proceedings that arise from time to time in the ordinary course of our business. Except for income tax contingencies, we record accruals for contingencies to the extent that our management concludes that the occurrence is probable and that the related amounts of loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. There is no current or pending litigation of any kind.

Consulting Agreements

On September 1, 2022, the Company entered into a Consulting Agreement with an entity controlled by Martin Schroeder (Emmes Group Consulting LLC) for Martin Schroeder to serve as President, Chief Financial Officer, Chief Scientific Officer and Chief Development Officer and as a director of the Company in exchange for $30,000 per month. The Company also agreed to issue Emmes Group Consulting LLC a stock grant equal to ten percent (10%) (calculated exclusive of Emmes Group Consulting’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. Effective January 1, 2023 the agreement is now on a month-to-month basis. On February 1, 2025 the Company and the consultant orally agreed to enter into an agreement to waive any cash compensation for services performed that is due but not paid during the period September 1, 2023 to December 31, 2025.

On September 1, 2022, the Company entered into a four-month Consulting Agreement with an entity controlled by Anthony Cataldo (Anthony J. Cataldo Consulting) for Anthony Cataldo to serve as CEO and as a director of the Company in exchange for $30,000 per month. The Company also agreed to issue Anthony J. Cataldo a stock grant equal to ten percent (10%) (calculated exclusive of Mr. Cataldo’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. Effective January 1, 2023 the agreement is now on a month-to-month basis. On February 1, 2025 the Company and the consultant orally agreed to enter into an agreement to waive any cash compensation for services performed that is due but not paid during the period September 1, 2023 to December 31, 2025.

Cataldo Consulting Services Agreement

Effective as of September 1, 2022, we entered into a consulting agreement with Cataldo Consulting, a strategic business consulting firm (“Cataldo Consulting”). Mr. Cataldo is the owner of Cataldo Consulting. The agreement had an initial term of four months, expiring December 31, 2022, and continues on a month-to-month basis thereafter. Under the consulting agreement, Mr. Cataldo agreed to serve as Chairperson of our board of directors and as our Chief Executive Officer. In consideration for the foregoing consulting services, we agreed to pay Cataldo Consulting $30,000 per month. We also agreed to issue Cataldo Consulting a stock grant equal to ten percent (10%) (calculated exclusive of Cataldo Consulting’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. We expect to make such grant in connection with this offering.

Emmes Group Consulting LLC Services Agreement

Effective as of September 1, 2022, we entered into a consulting agreement with Emmes Group Consulting LLC, a strategic business consulting firm (“Emmes Consulting”). Mr. Schroeder is an Executive Vice President and Managing Director of Emmes Consulting and the Emmes Group, Inc. The agreement had an initial term of four months, expiring December 31, 2022, and continues on a month-to-month basis thereafter. Under the consulting agreement, Mr. Schroeder agreed to serve as our President, Chief Financial Officer, Chief Scientific Officer, and Chief Clinical Development Officer. In consideration for the foregoing consulting services, we agreed to pay Emmes Consulting $30,000 per month. We also agreed to issue Emmes Consulting a stock grant equal to ten percent (10%) (calculated exclusive of Emmes Consulting’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. We expect to make such grant in connection with this offering.

Research and Development Agreements

University of Miami

We, as a licensee, are a party to an exclusive and non-exclusive worldwide license agreement with the University of Miami for the treatment of glaucoma and other diseases involving dysfunction of the Eph receptor. Eph receptors (EphA/EphB) comprise the largest known family of receptor tyrosine kinases, with at least 14 members in mammals. Signaling by the Eph receptor and its corresponding peptides agonists ephrin A and ephrin B peptides is critical for normal formation of the optic pathway. Reverse signaling by EphB acting as guidance cues helps direct retinal axons to the optic disc and out of the eye. Forward signaling through EphB1, which is expressed specifically by ipsilateral projecting retinal axons, and its ligand ephrinB2 at the chiasmatic midline directs the hemispheric routing of the axons at the optic chiasm. Finally, in the target, EphA/ephrinA and EphB/ephrinB control the organization of the axons into topographic maps along the anterior-posterior and medial-lateral axes, respectively. Disruption of the Eph receptor signaling pathway occurs in glaucoma. It is hoped that EIR-1003 EIR-1003 will help to restore normal function of the Eph receptor signaling pathway and will provide neuroprotection to the retinal ganglion cells (RGC) of the optic nerve and thereby help to modulate the effects of glaucoma.

We are presently advancing EIR-1003 in enabling animal toxicology studies, and beginning drug product manufacturing in accordance with Good Manufacturing Procedures (GMP) with the goal of filing an Investigational New Drug Application (IND) with the U.S. Food and Drug Administration (FDA) seeking authorization to proceed with a Phase 1 clinical study in human glaucoma patients.

Under the terms of the license agreement, the University of Miami is to receive a $75,000 cash license fee of which $25,000 was paid and expensed in December 2022 with the balance of $50,000 owed within 18 months of the effective date of the license agreement (December 1, 2022) unless the license agreement is terminated. The University of Miami also received a license fee in the form of equity totaling 1,187,500 shares of our common stock valued at $593,750 which was recorded in December 2022. The University of Miami will receive annual minimum royalty payments of $10,000 per year for the years prior to the first offer of sale of a licensed product, and $50,000 per year thereafter until expiration or termination of the agreement. In February, 2024, we were billed for the $10,000 one-year anniversary minimum royalty fee and paid it. In June, 2024 we were billed for the additional $50,000 remaining on the license fee and we paid it. In February 2025, we were billed for the $10,000 one-year anniversary minimum royalty fee and recorded the payable as of December 31, 2024. Upon receipt of regulatory approval, the University of Miami will receive royalties ranging from 2% - 5% based on sales of licensed products. The University of Miami also received reimbursement of accrued patent costs of $6,450 which was paid and expensed in December 2022. During the development of EIR-1003, the University of Miami will receive payments totaling $4.4 million based upon the successful completion of certain product development milestones. The Company has the right to sublicense third parties, and upon which shall pay the University of Miami 20% of all non-royalty sublicensing fees earned.

The Company shall have the right to terminate this agreement upon ninety (90) days prior written notice to the University of Miami. The University of Miami and the Company shall have the right to terminate this agreement if the other party commits a material breach of an obligation under this agreement and fails to cure any such breach within (a) thirty (30) days of the due date to make a payment by us as set forth in this agreement, or (b) sixty (60) for all other breaches from date of receipt of written notice from the non-breaching party. A material breach shall include but not be limited to the following: (i) failure to deliver to the University of Miami any payment at the time such payment is due under this agreement, (ii) failure to meet or achieve the milestone schedule (iii) failure to possess and maintain required coverage, and (iv) delivery of a false report to the University of Miami. Such termination shall be effective upon further written notice to the breaching party after failure by the breaching party to cure.

The license and rights granted in this agreement have been granted on the basis of the special capability of us to perform research and development work leading to the manufacture and marketing of the licensed product(s) and/or licensed process(es). The University of Miami may terminate this agreement upon notice to us if the Company becomes insolvent, is adjudged bankrupt, applies for judicial or extra-judicial settlement with its creditors, makes an assignment for the benefit of its creditors, voluntarily files for bankruptcy or has a receiver or trustee (or the like) in bankruptcy appointed by reason of its insolvency, or in the event an involuntary bankruptcy action is filed against us and not dismissed within ninety (90) days, or if we become the subject of liquidation or dissolution proceedings or otherwise discontinues business. The University of Miami may terminate this agreement immediately if we or any of our subsidiaries or affiliates directly or indirectly initiates or prosecutes any lawsuit or any other civil or administrative proceeding, or the making of any claim or counterclaim, of any kind in any court, tribunal, agency, or governmental entity anywhere in the world challenging the validity or enforceability of the patent rights licensed to it under this agreement.

Cornell University

In January 2023 we entered into an exclusive and non-exclusive worldwide license agreement with Cornell University for the treatment of the atrophic (dry) form of macular degeneration and other diseases involving dysfunction of the lysosome.

Lipofuscin is an indigestible mixture of fluorescent crosslinked proteins and lipids that accumulates in the lysosomes of many nondividing cells. Its composition varies with the tissue analyzed. Retinal lipofuscin differs from other lipofuscins in that it is mostly lipid-bisretinoids with almost no proteins. However, retinal lipofuscin also presents a number of characteristics that make it indistinguishable from conventional lipofuscin granules. Specifically, (a) it is an indigestible material that fills irreversibly the lumen of lysosomes and affect their degradative, sensing and signaling functions; (b) it causes lysosomal swelling, linked to increased susceptibility to rupture; (c) it triggers inflammation indicative of low-level lysosomal disruption; (d) retinal lipofuscin is also an auto fluorescent pigment that serves as biomarker of aging; and, (e) it is considered toxic waste. Retinal lipofuscin accumulates in the retinal pigment epithelium (RPE), a single layer of epithelial cells that separates the neuroretina from the choroidal blood vessels. RPE cells are long lived, do not divide, and each cell is responsible for the phagocytic removal of massive amounts of waste, daily produced by its numerous overlying photoreceptors. This incessant and endless clearance demand predisposes the RPE to experience buildups of lipofuscin with time. The progressive accumulation of lipofuscin with age or its fast accumulation through genetic mutations may lead to primary RPE cell death and secondary death of photoreceptors, a phenotype found respectively in atrophic Age-related Macular Degeneration and Stargardt disease.

We are presently advancing E-0205 in enabling animal toxicology studies, and beginning drug product manufacturing in accordance with Good Manufacturing Procedures (GMP) with the goal of filing an Investigational New Drug Application (IND) with the U.S. Food and Drug Administration (FDA) seeking authorization to proceed with a Phase 1 clinical study in atrophic (dry) macular degeneration patients.

Under the terms of the license agreement, Cornell University received a $25,000 cash license fee which was paid and expensed in February 2023. Cornell University also received a license fee in the form of equity totaling 1,236,979 shares of our common stock valued at $618,490 which was expensed in February 2023. Upon receipt of regulatory approval, Cornell University will receive royalties ranging from 1% - 6% based on sales of licensed products and subject to minimum annual royalties as defined in the licensing agreement. Beginning the calendar year of commercial sales of the first licensed product by the Company, an Affiliate or a Sublicensee and if the total earned royalties paid by the Company to Cornell in any such year cumulatively are less than the applicable minimum annual royalty of $250,000 in the first year, $500,000 in the second through fourth years, and $1,000,000 in the fifth year and beyond, then the Company shall pay to Cornell on or before March 31 following such year the difference between the applicable minimum annual royalty and the total earned royalty paid by the Company in that year. Cornell University also will receive reimbursement of accrued patent costs totaling $54,725 to be paid in 4 equal quarterly installments commencing on the effective date of the agreement. During the development of EIR-0205, Cornell University will receive payments totaling $9.5 million based upon the successful completion of certain product development milestones. The Company will pay Cornell a license maintenance fee equal to $5,000 on the first anniversary date, $10,000 on the second anniversary date, $15,000 on the third anniversary dates, $25,000 on the fourth anniversary date, $50,000 on the fifth anniversary date, and $75,000 on the sixth anniversary date and every anniversary date thereafter until commencement of product sales. In January 2024 we were billed, and we paid the first anniversary license maintenance fee of $5,000.